Pension and Other Postretirement Benefit Plans (PBO and Fair Value of Plan Assets) (Details) - Pension Benefits - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
United States Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
Projected benefit obligation	$ 2,718	$ 2,622
Fair value of plan assets	2,547	2,409
Foreign Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
Projected benefit obligation	951	844
Fair value of plan assets	$ 546	$ 491